Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Commercial property revenue	$ 1,416	$ 1,185	$ 2,902	$ 2,440
Hospitality revenue	687	400	1,252	713
Investment and other revenue	224	158	413	644
Total revenue	2,327	1,743	4,567	3,797
Direct commercial property expense	552	452	1,140	922
Direct hospitality expense	525	277	1,033	565
Investment and other expense	7	32	76	271
Interest expense	1,174	623	2,341	1,223
General and administrative expense	352	234	684	466
Total expenses	2,610	1,618	5,274	3,447
Fair value (losses) gains, net	(58)	23	(111)	1,293
Share of net (loss) earnings from equity accounted investments	(198)	419	(174)	799
Income (loss) before income taxes	(539)	567	(992)	2,442
Income tax (benefit) expense	(81)	47	(140)	230
Net (loss) income	(458)	520	(852)	2,212
Net (loss) income attributable to:
Limited partners	(191)	144	(274)	395
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(339)	256	(488)	705
FV LTIP units of the Operating Partnership	(1)	0	(1)	2
Interests of others in operating subsidiaries and properties	73	120	(89)	1,110
Net (loss) income	$ (458)	$ 520	$ (852)	$ 2,212